Partnerships and Joint Ventures - Ownership and Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Partnership | Majority
Variable interest entity information
Entity's interest in partnership or joint venture (as a percent)	50.00%
Joint ventures | Majority
Variable interest entity information
Entity's interest in partnership or joint venture (as a percent)	50.00%
Unconsolidated variable interest entities | Accounts and notes receivable, net
Variable interest entity information
Receivables related to work performed for unconsolidated partnerships and joint ventures	$ 83	$ 392
Notes receivable	$ 22
Unconsolidated variable interest entities | Other assets
Variable interest entity information
Notes receivable		$ 19